Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent events
Subsequent events

25.  Subsequent events

Subsequent to December 31, 2020 and through April 29, 2021:

During the first quarter of 2021, the Company demonstrated flexibility focusing on capacity management in the face of a volatile demand environment. The Company finished the quarter operating 88.3% of the Available Seat Miles flown in the first quarter of the prior year.

On April 16th, 2021, the Company received the Famous Brand Declaration from the Mexican Institute of Industrial Property ("IMPI") for the "Volaris" brand, which is the first trademark within the Mexican aviation industry declared as a Famous Brand by IMPI.